Balance Sheets (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Cash	$ 202,875	$ 46,382
Accounts receivable	3,136	342
Inventory	300,686	51,290
Deposits and other current assets	94,482
Net related party loans receivable	671,045
Total current assets	1,272,224	98,014
Property & eqipment, net of accumulated depreciation of ($236,533) and ($75,700), respectively	137,778	64
Intangible property, net of accumulated amortization of ($87,078) and ($4,642), respectively	(87,078)	(4,642)
Deferred patent costs	209,896	203,535
Investments	112,832
Goodwill	2,323,010
Deposits	793	300
Total Assets	4,633,441	326,257
Accounts payable	1,468,677	249,087
Accrued expenses	298,542	385,094
Current portion notes payable	962,357	729,652
Loans and notes payable, related parties		14,421
Total current liabilities	2,729,576	1,378,254
Contingent liability	1,239,384
Derivative liability	1,743,109
Total liabilities	5,712,069	1,378,254
Preferred Stock: Preferred Stock, 1,000,000 shares authorized; $100 par value; 0 and 0 issued and outstanding
Common Stock, $.001 par value, 100,000,000 shares authorized; 83,886,036 and 50,586,142 shares issued and outstanding, respectively	83,886	56,086
Additional paid-in capital	14,375,582	12,560,249
Minority interest	(44,888)
Accumulated deficit	(15,493,208)	(13,668,332)
Total Liabilities and Stockholders' Equity	$ 4,633,441	$ 326,257